Goodwill - Movement of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill at period start	$ 29,170	$ 33,800
Adjustments of non-controlling interests		(730)
Impairment loss	0	(3,900)
Recognized on acquisition of a subsidiary	8,194
Goodwill at period end	$ 37,364	$ 29,170